FINANCIAL INSTRUMENTS - Additional Information (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Abstract]
Transfers out of Level 1 into Level 2 of fair value hierarchy, assets	£ 0	£ 0
Transfers out of Level 2 into Level 1 of fair value hierarchy, assets	0	0
Transfers out of Level 1 into Level 2 of fair value hierarchy, liabilities	0	0
Transfers out of Level 2 into Level 1 of fair value hierarchy, liabilities	£ 0	£ 0